SPDR® Series Trust
Supplement Dated August 8, 2011
to the
Prospectus Dated October 31, 2010, as supplemented
Portfolio management information with respect to the SPDR® Barclays Capital TIPS ETF and the SPDR® DB International Government Inflation-Protected Bond ETF is hereby revised as set forth below.
All information with respect to Marc Touchette is hereby removed from the Prospectus.
In the Portfolio Management sections on pages 7 and 62 of the Prospectus, the “Portfolio Managers” disclosure is deleted and replaced with the following:
PORTFOLIO MANAGERS

The professionals primarily responsible for the day-to-day management of the Fund are David Kobuszewski, Max DeSantis and Allen Kwong.

david kobuszewski is a Vice President of SSgA FM and a Portfolio Manager in the Fixed Income Group. He joined the Adviser in 2004.

max desantis is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Group. He joined the Adviser in 2008.

allen kwong is a Principal of SSgA FM and a Portfolio Manager in the Fixed Income Group. He joined the Adviser in 1997.
In the list of portfolio managers and corresponding funds on page 89 of the Prospectus, the table of portfolio managers with regard to the SPDR Barclays Capital TIPS ETF and the SPDR DB International Government Inflation-Protected Bond ETF now reads as follows:

Portfolio Managers	Fund

David Kobuszewski,	SPDR Barclays Capital TIPS ETF
Max DeSantis and	SPDR DB International Government Inflation-Protected Bond ETF
Allen Kwong
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SPDR® Series Trust
Supplement Dated August 8, 2011
to the
Statement of Additional Information (“SAI”)
Dated October 31, 2010, as supplemented
The table starting on page 55 of the SAI that lists the funds and their respective portfolio managers is hereby revised with respect to the SPDR® Barclays Capital TIPS ETF and the SPDR® DB International Government Inflation-Protected Bond ETF as presented below:

Fund	Portfolio Managers

SPDR Barclays Capital TIPS ETF SPDR DB International Government Inflation-Protected Bond ETF	David Kobuszewski, Max DeSantis and Allen Kwong
All information with respect to Marc Touchette is hereby removed from the SAI.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE